Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 26, 2024
Entity Registrant Name	Amplify ETF Trust
Entity Central Index Key	0001633061
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 26, 2024
Document Effective Date	Jan. 26, 2024
Prospectus Date	Jan. 26, 2024
Amplify Travel Tech ETF | Amplify Travel Tech ETF
Prospectus:
Trading Symbol	AWAY